INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2024
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS

NOTE 11. INTANGIBLE ASSETS
The changes in Intangible Assets are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years		Additions	Derecognition	Transfers	Depreciation					Net Book Value as of
							Accumulated	Transfers	Derecognition	For the fiscal year	At closing	09.30.24	12.31.23
Measurement at Cost
Licenses and Patents	251,155,943	5		14,023,144	(118,166)	1,394,406	(181,288,500)	5,317	(28,185,666)	(1,115,033)	(210,583,882)	55,871,445	69,867,443
Other Intangible Assets	366,186,641	5	(*)	38,959,980	—	(6,289)	(186,870,169)	—	(29,093,550)	—	(215,963,719)	189,176,613	179,316,472
Total	617,342,584			52,983,124	(118,166)	1,388,117	(368,158,669)	5,317	(57,279,216)	(1,115,033)	(426,547,601)	245,048,058	249,183,915
(*) The estimated useful lifetime may vary based on the analysis of the useful lifetime of each asset.
The book values of Intangible Assets do not exceed the recoverable values.